UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2014

Item 1: Report(s) to Shareholders.

Schwab S&P 500 Index Portfolio

Semiannual report dated June 30, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

Many major U.S. stock indices reached record highs during the six-month reporting period ended June 30, 2014, with the S&P 500 Index returning 7.1%. Low interest rates and hopes for faster economic growth down the road helped to make these results possible, although heightened geopolitical tensions drove up market volatility.

With the U.S. economy not yet fully recovered, the Federal Reserve (the Fed) kept short-term interest rates low. This approach played a supportive role in propping up the performance of stocks, even as geopolitical tensions rose and the Fed began removing some of its monetary policy accommodations aimed at holding down long-term interest rates. In spite of this policy shift, the S&P 500 Index reached record highs during the reporting period, benefitting from the Fed’s reassurances that short-term interest rates needed to remain low for the time being. Stocks also overcame a brief slowdown in economic growth early in the year due partly to harsh winter weather.

Within the S&P 500 Index, the Utilities, Energy, and Health Care sectors were some of the better performers, while the Consumer Discretionary, Telecommunication Services, and Industrials sectors underperformed by comparison.

 Asset Class Performance Comparison % returns during the 6 months ended 6/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

7.14%	S&P 500® Index: measures U.S. large-cap stocks

3.19%	Russell 2000® Index: measures U.S. small-cap stocks

4.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.93%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles include serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	6.99%	24.33%	18.51%	7.64%
S&P 500® Index	7.14%	24.61%	18.83%	7.78%
Fund Category: Morningstar Large-Cap Blend	6.39%	23.65%	17.47%	7.32%

Portfolio Expense Ratio3: 0.24%

 Statistics

Number of Holdings	504
Weighted Average Market Cap ($ x 1,000,000)	$125,080
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate[4]	1%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	15.8%
Health Care	13.1%
Consumer Discretionary	11.7%
Energy	10.7%
Industrials	10.3%
Consumer Staples	9.4%
Materials	3.5%
Utilities	3.1%
Telecommunication Services	2.4%
Other	1.5%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Apple, Inc.	3.2%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.8%
Johnson & Johnson	1.7%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Chevron Corp.	1.4%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.2%
The Procter & Gamble Co.	1.2%
Total	17.1%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab S&P 500 Index Portfolio
Actual Return	0.22%	$1,000.00	$1,069.90	$1.13
Hypothetical 5% Return	0.22%	$1,000.00	$1,023.70	$1.10

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	1/1/12–	1/1/11–	1/1/10–	1/1/09–
	6/30/14*		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Per-Share Data ($)

Net asset value at beginning of period	27.03		20.82	18.30	18.27	16.24	13.18

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.42	0.41	0.34	0.38	0.31
Net realized and unrealized gains (losses)	1.65		6.19	2.45	0.02 [1]	2.00	3.14

Total from investment operations	1.89		6.61	2.86	0.36	2.38	3.45
Less distributions:
Distributions from net investment income	(0.42)		(0.40)	(0.34)	(0.33)	(0.35)	(0.39)

Net asset value at end of period	28.50		27.03	20.82	18.30	18.27	16.24

Total return (%)	6.99	[2]	32.06	15.74	1.89	14.68	26.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[3]	0.24	0.28	0.27	0.28	0.28
Gross operating expenses	0.23	[3]	0.26	0.29	0.28	0.30	0.30
Net investment income (loss)	1.80	[3]	1.84	2.03	1.82	1.79	2.10
Portfolio turnover rate	1	[2]	2	4	4	3	4
Net assets, end of period ($ x 1,000,000)	209		193	139	122	123	127

* Unaudited.

1 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
2 Not annualized.
3 Annualized.

See financial notes 5

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	97,357,443	205,835,743
1.4%	Short-Term Investments	2,931,126	2,931,126

100.0%	Total Investments	100,288,569	208,766,869
0.2%	Collateral Invested for Securities on Loan	319,182	319,182
(0.2%)	Other Assets and Liabilities, Net		(411,432)

100.0%	Net Assets		208,674,619

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 1.2%
BorgWarner, Inc.	2,800	182,532
Delphi Automotive plc	3,400	233,716
Ford Motor Co.	46,736	805,729
General Motors Co.	15,543	564,211
Harley-Davidson, Inc.	2,602	181,750
Johnson Controls, Inc.	7,700	384,461
The Goodyear Tire & Rubber Co.	3,262	90,618

		2,443,017

Banks 5.9%
Bank of America Corp.	124,287	1,910,291
BB&T Corp.	8,492	334,840
Citigroup, Inc.	35,904	1,691,078
Comerica, Inc.	2,130	106,841
Fifth Third Bancorp	9,805	209,337
Hudson City Bancorp, Inc.	5,100	50,133
Huntington Bancshares, Inc.	9,356	89,256
JPMorgan Chase & Co.	44,732	2,577,458
KeyCorp	10,300	147,599
M&T Bank Corp.	1,571	194,882
People’s United Financial, Inc.	3,700	56,129
Regions Financial Corp.	16,027	170,207
SunTrust Banks, Inc.	6,300	252,378
The PNC Financial Services Group, Inc.	6,326	563,330
U.S. Bancorp	21,454	929,387
Wells Fargo & Co.	56,650	2,977,524
Zions Bancorp	2,008	59,176

		12,319,846

Capital Goods 7.7%
3M Co.	7,330	1,049,949
Allegion plc	1,033	58,550
AMETEK, Inc.	2,800	146,384
Caterpillar, Inc.	7,380	801,985
Cummins, Inc.	2,000	308,580
Danaher Corp.	7,110	559,770
Deere & Co.	4,440	402,042
Dover Corp.	2,000	181,900
Eaton Corp. plc	5,634	434,832
Emerson Electric Co.	8,311	551,518
Fastenal Co.	3,152	155,992
Flowserve Corp.	1,700	126,395
Fluor Corp.	1,900	146,110
General Dynamics Corp.	3,810	444,056
General Electric Co.	118,520	3,114,706
Honeywell International, Inc.	9,256	860,345
Illinois Tool Works, Inc.	4,644	406,629
Ingersoll-Rand plc	3,100	193,781
Jacobs Engineering Group, Inc. *	1,583	84,342
Joy Global, Inc.	1,100	67,738
L-3 Communications Holdings, Inc.	1,100	132,825
Lockheed Martin Corp.	3,130	503,085
Masco Corp.	3,910	86,802
Northrop Grumman Corp.	2,554	305,535
PACCAR, Inc.	4,094	257,226
Pall Corp.	1,200	102,468
Parker Hannifin Corp.	1,735	218,142
Pentair plc	2,399	173,016
Precision Castparts Corp.	1,700	429,080
Quanta Services, Inc. *	2,597	89,804
Raytheon Co.	3,713	342,524
Rockwell Automation, Inc.	1,590	199,004
Rockwell Collins, Inc.	1,600	125,024
Roper Industries, Inc.	1,179	172,146
Snap-on, Inc.	688	81,542
Stanley Black & Decker, Inc.	1,823	160,096
Textron, Inc.	3,300	126,357
The Boeing Co.	7,896	1,004,608
United Technologies Corp.	9,968	1,150,806
W.W. Grainger, Inc.	700	177,989
Xylem, Inc.	2,000	78,160

		16,011,843

Commercial & Professional Supplies 0.7%
Cintas Corp.	1,157	73,516
Equifax, Inc.	1,442	104,603
Iron Mountain, Inc.	2,133	75,615
Nielsen N.V.	3,583	173,453
Pitney Bowes, Inc.	2,300	63,526
Republic Services, Inc.	3,236	122,871
Robert Half International, Inc.	1,550	73,997
Stericycle, Inc. *	1,000	118,420
The ADT Corp.	2,300	80,362
The Dun & Bradstreet Corp.	500	55,100
Tyco International Ltd.	5,452	248,611
Waste Management, Inc.	5,155	230,583

		1,420,657

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.3%
Coach, Inc.	3,100	105,989
D.R. Horton, Inc.	3,422	84,113
Fossil Group, Inc. *	600	62,712
Garmin Ltd.	1,500	91,350
Harman International Industries, Inc.	800	85,944
Hasbro, Inc.	1,275	67,639
Leggett & Platt, Inc.	1,600	54,848
Lennar Corp., Class A	2,000	83,960
Mattel, Inc.	3,900	151,983
Michael Kors Holdings Ltd. *	2,200	195,030
Mohawk Industries, Inc. *	700	96,838
Newell Rubbermaid, Inc.	3,124	96,813
NIKE, Inc., Class B	8,640	670,032
PulteGroup, Inc.	3,665	73,886
PVH Corp.	986	114,967
Ralph Lauren Corp.	700	112,483
Under Armour, Inc. Class A *	1,900	113,031
VF Corp.	4,040	254,520
Whirlpool Corp.	933	129,892

		2,646,030

Consumer Services 1.7%
Carnival Corp.	5,022	189,078
Chipotle Mexican Grill, Inc. *	360	213,303
Darden Restaurants, Inc.	1,591	73,615
Graham Holdings Co., Class B	52	37,342
H&R Block, Inc.	3,000	100,560
Marriott International, Inc., Class A	2,657	170,314
McDonald’s Corp.	11,682	1,176,845
Starbucks Corp.	8,820	682,491
Starwood Hotels & Resorts Worldwide, Inc.	2,340	189,119
Wyndham Worldwide Corp.	1,580	119,638
Wynn Resorts Ltd.	957	198,635
Yum! Brands, Inc.	5,200	422,240

		3,573,180

Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	600	123,240
American Express Co.	10,852	1,029,529
Ameriprise Financial, Inc.	2,278	273,360
Berkshire Hathaway, Inc., Class B *	21,280	2,693,197
BlackRock, Inc.	1,483	473,967
Capital One Financial Corp.	6,680	551,768
CME Group, Inc.	3,700	262,515
Discover Financial Services	5,490	340,270
E*TRADE Financial Corp. *	3,812	81,043
Franklin Resources, Inc.	4,700	271,848
Intercontinental Exchange, Inc.	1,359	256,715
Invesco Ltd.	5,339	201,547
Legg Mason, Inc.	1,400	71,834
Leucadia National Corp.	3,500	91,770
McGraw Hill Financial, Inc.	3,230	268,187
Moody’s Corp.	2,223	194,868
Morgan Stanley	16,596	536,549
Navient Corp.	5,000	88,550
Northern Trust Corp.	2,631	168,937
State Street Corp.	5,100	343,026
T. Rowe Price Group, Inc.	3,123	263,612
The Bank of New York Mellon Corp.	13,478	505,155
The Charles Schwab Corp. (a)	13,893	374,139
The Goldman Sachs Group, Inc.	4,965	831,340
The NASDAQ OMX Group, Inc.	1,400	54,068

		10,351,034

Energy 10.7%
Anadarko Petroleum Corp.	5,987	655,397
Apache Corp.	4,608	463,657
Baker Hughes, Inc.	5,163	384,385
Cabot Oil & Gas Corp.	4,800	163,872
Cameron International Corp. *	2,413	163,384
Chesapeake Energy Corp.	5,900	183,372
Chevron Corp.	22,500	2,937,375
Cimarex Energy Co.	1,029	147,620
ConocoPhillips	14,510	1,243,942
CONSOL Energy, Inc.	2,719	125,264
Denbury Resources, Inc.	4,300	79,378
Devon Energy Corp.	4,532	359,841
Diamond Offshore Drilling, Inc. (b)	800	39,704
Ensco plc, Class A	2,700	150,039
EOG Resources, Inc.	6,428	751,176
EQT Corp.	1,800	192,420
Exxon Mobil Corp.	50,756	5,110,114
FMC Technologies, Inc. *	2,780	169,775
Halliburton Co.	9,982	708,822
Helmerich & Payne, Inc.	1,300	150,943
Hess Corp.	3,210	317,437
Kinder Morgan, Inc.	7,897	286,345
Marathon Oil Corp.	7,864	313,931
Marathon Petroleum Corp.	3,432	267,936
Murphy Oil Corp.	2,032	135,087
Nabors Industries Ltd.	3,200	93,984
National Oilwell Varco, Inc.	4,986	410,597
Newfield Exploration Co. *	1,641	72,532
Noble Corp., plc	2,900	97,324
Noble Energy, Inc.	4,200	325,332
Occidental Petroleum Corp.	9,297	954,151
ONEOK, Inc.	2,400	163,392
Peabody Energy Corp.	2,800	45,780
Phillips 66	6,688	537,916
Pioneer Natural Resources Co.	1,700	390,677
QEP Resources, Inc.	2,404	82,938
Range Resources Corp.	2,014	175,117
Rowan Cos. plc, Class A	1,300	41,509
Schlumberger Ltd.	15,391	1,815,369
Southwestern Energy Co. *	4,173	189,830
Spectra Energy Corp.	7,781	330,537
Tesoro Corp.	1,500	88,005
The Williams Cos., Inc.	8,702	506,544
Transocean Ltd.	4,024	181,201
Valero Energy Corp.	6,465	323,897

		22,327,848

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	5,187	597,335
CVS Caremark Corp.	13,819	1,041,538

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Safeway, Inc.	2,740	94,092
Sysco Corp.	7,100	265,895
The Kroger Co.	6,040	298,557
Wal-Mart Stores, Inc.	19,050	1,430,083
Walgreen Co.	10,377	769,247
Whole Foods Market, Inc.	4,200	162,246

		4,658,993

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	23,478	984,667
Archer-Daniels-Midland Co.	7,735	341,191
Brown-Forman Corp., Class B	1,927	181,466
Campbell Soup Co.	2,000	91,620
Coca-Cola Enterprises, Inc.	2,700	129,006
ConAgra Foods, Inc.	4,978	147,747
Constellation Brands, Inc., Class A *	1,900	167,447
Dr Pepper Snapple Group, Inc.	2,300	134,734
General Mills, Inc.	7,258	381,335
Hormel Foods Corp.	1,500	74,025
Kellogg Co.	3,000	197,100
Keurig Green Mountain, Inc.	1,500	186,915
Kraft Foods Group, Inc.	7,036	421,808
Lorillard, Inc.	4,308	262,659
McCormick & Co., Inc. - Non Voting Shares	1,500	107,385
Mead Johnson Nutrition Co.	2,400	223,608
Molson Coors Brewing Co., Class B	1,978	146,689
Mondelez International, Inc., Class A	19,990	751,824
Monster Beverage Corp. *	1,700	120,751
PepsiCo, Inc.	17,919	1,600,884
Philip Morris International, Inc.	18,590	1,567,323
Reynolds American, Inc.	3,678	221,967
The Coca-Cola Co.	44,675	1,892,433
The Hershey Co.	1,744	169,813
The JM Smucker Co.	1,246	132,786
Tyson Foods, Inc., Class A	3,186	119,602

		10,756,785

Health Care Equipment & Services 4.2%
Abbott Laboratories	17,855	730,269
Aetna, Inc.	4,282	347,185
AmerisourceBergen Corp.	2,660	193,276
Baxter International, Inc.	6,413	463,660
Becton, Dickinson & Co.	2,285	270,316
Boston Scientific Corp. *	15,290	195,253
C.R. Bard, Inc.	920	131,569
Cardinal Health, Inc.	3,934	269,715
CareFusion Corp. *	2,417	107,194
Cerner Corp. *	3,400	175,372
Cigna Corp.	3,191	293,476
Covidien plc	5,329	480,569
DaVita HealthCare Partners, Inc. *	2,230	161,274
DENTSPLY International, Inc.	1,600	75,760
Edwards Lifesciences Corp. *	1,200	103,008
Express Scripts Holding Co. *	9,137	633,468
Humana, Inc.	1,800	229,896
Intuitive Surgical, Inc. *	454	186,957
Laboratory Corp. of America Holdings *	1,004	102,810
McKesson Corp.	2,716	505,746
Medtronic, Inc.	11,816	753,388
Patterson Cos., Inc.	980	38,720
Quest Diagnostics, Inc.	1,760	103,294
St. Jude Medical, Inc.	3,304	228,802
Stryker Corp.	3,495	294,698
Tenet Healthcare Corp. *	1,125	52,808
UnitedHealth Group, Inc.	11,581	946,747
Varian Medical Systems, Inc. *	1,200	99,768
WellPoint, Inc.	3,436	369,748
Zimmer Holdings, Inc.	1,983	205,954

		8,750,700

Household & Personal Products 2.0%
Avon Products, Inc.	4,916	71,823
Colgate-Palmolive Co.	10,278	700,754
Kimberly-Clark Corp.	4,453	495,263
The Clorox Co.	1,600	146,240
The Estee Lauder Cos., Inc., Class A	3,000	222,780
The Procter & Gamble Co.	31,982	2,513,465

		4,150,325

Insurance 2.8%
ACE Ltd.	3,997	414,489
Aflac, Inc.	5,512	343,122
American International Group, Inc.	16,971	926,277
Aon plc	3,510	316,216
Assurant, Inc.	800	52,440
Cincinnati Financial Corp.	1,735	83,350
Genworth Financial, Inc., Class A *	5,600	97,440
Lincoln National Corp.	3,062	157,509
Loews Corp.	3,620	159,316
Marsh & McLennan Cos., Inc.	6,498	336,726
MetLife, Inc.	13,303	739,115
Principal Financial Group, Inc.	3,163	159,668
Prudential Financial, Inc.	5,460	484,684
The Allstate Corp.	5,340	313,565
The Chubb Corp.	2,880	265,450
The Hartford Financial Services Group, Inc.	5,315	190,330
The Progressive Corp.	6,473	164,155
The Travelers Cos., Inc.	4,239	398,763
Torchmark Corp.	1,000	81,920
Unum Group	2,976	103,446
XL Group plc	3,300	108,009

		5,895,990

Materials 3.5%
Air Products & Chemicals, Inc.	2,509	322,708
Airgas, Inc.	795	86,583
Alcoa, Inc.	13,855	206,301
Allegheny Technologies, Inc.	1,315	59,307
Avery Dennison Corp.	1,100	56,375
Ball Corp.	1,800	112,824
Bemis Co., Inc.	1,200	48,792
CF Industries Holdings, Inc.	615	147,926

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
E.I. du Pont de Nemours & Co.	10,854	710,286
Eastman Chemical Co.	1,800	157,230
Ecolab, Inc.	3,197	355,954
FMC Corp.	1,500	106,785
Freeport-McMoRan Copper & Gold, Inc.	12,277	448,110
International Flavors & Fragrances, Inc.	900	93,852
International Paper Co.	5,098	257,296
LyondellBasell Industries N.V., Class A	4,923	480,731
MeadWestvaco Corp.	1,949	86,263
Monsanto Co.	6,195	772,764
Newmont Mining Corp.	5,846	148,722
Nucor Corp.	3,799	187,101
Owens-Illinois, Inc. *	2,000	69,280
PPG Industries, Inc.	1,600	336,240
Praxair, Inc.	3,462	459,892
Sealed Air Corp.	2,528	86,382
Sigma-Aldrich Corp.	1,482	150,393
The Dow Chemical Co.	14,105	725,843
The Mosaic Co.	3,900	192,855
The Sherwin-Williams Co.	1,033	213,738
United States Steel Corp.	1,500	39,060
Vulcan Materials Co.	1,555	99,131

		7,218,724

Media 3.5%
Cablevision Systems Corp., Class A	2,500	44,125
CBS Corp., Class B - Non Voting Shares	6,480	402,667
Comcast Corp., Class A	30,728	1,649,479
DIRECTV *	5,580	474,356
Discovery Communications, Inc., Class A *	2,600	193,128
Gannett Co., Inc.	2,560	80,154
News Corp., Class A *	5,493	98,544
Omnicom Group, Inc.	3,040	216,509
Scripps Networks Interactive, Inc., Class A	1,200	97,368
The Interpublic Group of Cos., Inc.	4,997	97,491
The Walt Disney Co.	19,036	1,632,147
Time Warner Cable, Inc.	3,293	485,059
Time Warner, Inc.	10,374	728,774
Twenty-First Century Fox, Inc., Class A	22,474	789,961
Viacom, Inc., Class B	4,680	405,896

		7,395,658

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	18,793	1,060,677
Actavis plc *	2,162	482,234
Agilent Technologies, Inc.	3,967	227,865
Alexion Pharmaceuticals, Inc. *	2,300	359,375
Allergan, Inc.	3,510	593,962
Amgen, Inc.	8,947	1,059,056
Biogen Idec, Inc. *	2,804	884,129
Bristol-Myers Squibb Co.	19,586	950,117
Celgene Corp. *	9,500	815,860
Eli Lilly & Co.	11,643	723,845
Forest Laboratories, Inc. *	2,835	280,665
Gilead Sciences, Inc. *	18,151	1,504,899
Hospira, Inc. *	1,997	102,586
Johnson & Johnson	33,438	3,498,284
Merck & Co., Inc.	34,540	1,998,139
Mylan, Inc. *	4,391	226,400
PerkinElmer, Inc.	1,200	56,208
Perrigo Co., plc	1,600	233,216
Pfizer, Inc.	75,391	2,237,605
Regeneron Pharmaceuticals, Inc. *	942	266,087
Thermo Fisher Scientific, Inc.	4,715	556,370
Vertex Pharmaceuticals, Inc. *	2,800	265,104
Waters Corp. *	1,000	104,440
Zoetis, Inc.	5,922	191,103

		18,678,226

Real Estate 2.2%
American Tower Corp.	4,670	420,206
Apartment Investment & Management Co., Class A	1,577	50,890
AvalonBay Communities, Inc.	1,434	203,900
Boston Properties, Inc.	1,809	213,788
CBRE Group, Inc., Class A *	3,600	115,344
Crown Castle International Corp.	3,900	289,614
Equity Residential	3,900	245,700
Essex Property Trust, Inc.	700	129,437
General Growth Properties, Inc.	6,000	141,360
HCP, Inc.	5,416	224,114
Health Care REIT, Inc.	3,610	226,239
Host Hotels & Resorts, Inc.	9,060	199,411
Kimco Realty Corp.	4,853	111,522
Plum Creek Timber Co., Inc.	2,060	92,906
Prologis, Inc.	5,832	239,637
Public Storage	1,700	291,295
Simon Property Group, Inc.	3,637	604,760
The Macerich Co.	1,663	111,005
Ventas, Inc.	3,400	217,940
Vornado Realty Trust REIT	2,060	219,864
Weyerhaeuser Co. (b)	6,966	230,505

		4,579,437

Retailing 4.0%
Amazon.com, Inc. *	4,405	1,430,656
AutoNation, Inc. *	700	41,776
AutoZone, Inc. *	400	214,496
Bed Bath & Beyond, Inc. *	2,516	144,368
Best Buy Co., Inc.	3,125	96,906
CarMax, Inc. *	2,500	130,025
Dollar General Corp. *	3,585	205,636
Dollar Tree, Inc. *	2,600	141,596
Expedia, Inc.	1,200	94,512
Family Dollar Stores, Inc.	1,148	75,929
GameStop Corp., Class A	1,200	48,564
Genuine Parts Co.	1,900	166,820
Kohl’s Corp.	2,310	121,691
L Brands, Inc.	2,808	164,717
Lowe’s Cos., Inc.	12,140	582,599
Macy’s, Inc.	4,322	250,762
Netflix, Inc. *	700	308,420

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nordstrom, Inc.	1,750	118,878
O’Reilly Automotive, Inc. *	1,309	197,135
PetSmart, Inc.	1,100	65,780
Ross Stores, Inc.	2,400	158,712
Staples, Inc.	7,350	79,674
Target Corp.	7,487	433,872
The Gap, Inc.	3,176	132,026
The Home Depot, Inc.	16,265	1,316,814
The Priceline Group, Inc. *	620	745,860
The TJX Cos., Inc.	8,220	436,893
Tiffany & Co.	1,326	132,931
Tractor Supply Co.	1,600	96,640
TripAdvisor, Inc. *	1,300	141,258
Urban Outfitters, Inc. *	1,200	40,632

		8,316,578

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	3,951	137,337
Analog Devices, Inc.	3,630	196,274
Applied Materials, Inc.	14,070	317,279
Avago Technologies Ltd.	2,975	214,408
Broadcom Corp., Class A	6,614	245,512
First Solar, Inc. *	900	63,954
Intel Corp.	58,836	1,818,032
KLA-Tencor Corp.	2,000	145,280
Lam Research Corp.	1,912	129,213
Linear Technology Corp.	2,730	128,501
Microchip Technology, Inc.	2,400	117,144
Micron Technology, Inc. *	12,651	416,850
NVIDIA Corp.	6,700	124,218
Texas Instruments, Inc.	12,768	610,183
Xilinx, Inc.	3,213	152,007

		4,816,192

Software & Services 9.8%
Accenture plc, Class A	7,400	598,216
Adobe Systems, Inc. *	5,471	395,882
Akamai Technologies, Inc. *	2,000	122,120
Alliance Data Systems Corp. *	641	180,281
Autodesk, Inc. *	2,620	147,716
Automatic Data Processing, Inc.	5,613	444,999
CA, Inc.	3,644	104,729
Citrix Systems, Inc. *	2,060	128,853
Cognizant Technology Solutions Corp., Class A *	7,210	352,641
Computer Sciences Corp.	1,700	107,440
eBay, Inc. *	13,488	675,209
Electronic Arts, Inc. *	3,558	127,625
Facebook, Inc., Class A *	20,323	1,367,535
Fidelity National Information Services, Inc.	3,300	180,642
Fiserv, Inc. *	3,120	188,198
Google, Inc., Class A *	3,348	1,957,475
Google, Inc., Class C *	3,348	1,926,037
International Business Machines Corp.	11,245	2,038,381
Intuit, Inc.	3,396	273,480
MasterCard, Inc., Class A	11,820	868,415
Microsoft Corp.	88,845	3,704,837
Oracle Corp.	40,618	1,646,248
Paychex, Inc.	4,046	168,152
Red Hat, Inc. *	2,100	116,067
salesforce.com, Inc. *	6,689	388,497
Symantec Corp.	7,841	179,559
Teradata Corp. *	1,800	72,360
The Western Union Co.	6,559	113,733
Total System Services, Inc.	1,800	56,538
VeriSign, Inc. *	1,425	69,554
Visa, Inc., Class A	5,948	1,253,303
Xerox Corp.	13,167	163,797
Yahoo! Inc. *	11,010	386,781

		20,505,300

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	1,900	183,046
Apple, Inc.	71,266	6,622,750
Cisco Systems, Inc.	60,546	1,504,568
Corning, Inc.	15,465	339,457
EMC Corp.	24,197	637,349
F5 Networks, Inc. *	895	99,739
FLIR Systems, Inc.	1,500	52,095
Harris Corp.	1,200	90,900
Hewlett-Packard Co.	22,118	744,934
Jabil Circuit, Inc.	2,127	44,454
Juniper Networks, Inc. *	5,700	139,878
Motorola Solutions, Inc.	2,676	178,141
NetApp, Inc.	3,900	142,428
QUALCOMM, Inc.	19,949	1,579,961
SanDisk Corp.	2,759	288,122
Seagate Technology plc	3,879	220,405
TE Connectivity Ltd.	4,964	306,974
Western Digital Corp.	2,500	230,750

		13,405,951

Telecommunication Services 2.4%
AT&T, Inc.	61,342	2,169,053
CenturyLink, Inc.	6,785	245,617
Frontier Communications Corp.	11,096	64,801
Verizon Communications, Inc.	48,945	2,394,879
Windstream Holdings, Inc. (b)	7,243	72,140

		4,946,490

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,900	121,201
CSX Corp.	11,891	366,362
Delta Air Lines, Inc.	10,022	388,052
Expeditors International of Washington, Inc.	2,300	101,568
FedEx Corp.	3,320	502,582
Kansas City Southern	1,300	139,763
Norfolk Southern Corp.	3,700	381,211
Ryder System, Inc.	600	52,854
Southwest Airlines Co.	7,986	214,504
Union Pacific Corp.	10,706	1,067,923
United Parcel Service, Inc., Class B	8,331	855,260

		4,191,280

Utilities 3.1%
AES Corp.	7,450	115,848

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AGL Resources, Inc.	1,643	90,414
Ameren Corp.	3,100	126,728
American Electric Power Co., Inc.	5,769	321,737
CenterPoint Energy, Inc.	4,850	123,869
CMS Energy Corp.	3,196	99,555
Consolidated Edison, Inc.	3,350	193,429
Dominion Resources, Inc.	6,874	491,628
DTE Energy Co.	2,000	155,740
Duke Energy Corp.	8,263	613,032
Edison International	3,880	225,467
Entergy Corp.	2,227	182,814
Exelon Corp.	10,149	370,236
FirstEnergy Corp.	4,769	165,580
Integrys Energy Group, Inc.	897	63,804
NextEra Energy, Inc.	5,155	528,284
NiSource, Inc.	3,546	139,500
Northeast Utilities	3,600	170,172
NRG Energy, Inc.	3,986	148,279
Pepco Holdings, Inc.	3,150	86,562
PG&E Corp.	5,514	264,782
Pinnacle West Capital Corp.	1,550	89,652
PPL Corp.	7,467	265,303
Public Service Enterprise Group, Inc.	6,014	245,311
SCANA Corp.	1,600	86,096
Sempra Energy	2,731	285,963
TECO Energy, Inc.	2,140	39,547
The Southern Co.	10,529	477,806
Wisconsin Energy Corp.	2,500	117,300
Xcel Energy, Inc.	5,933	191,221

		6,475,659

Total Common Stock
(Cost $97,357,443)		205,835,743

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.4% of net assets

Time Deposits 1.3%
DNB
0.03%, 07/01/14	579,078	579,078
Skandinaviska Enskilda Banken
0.03%,07/01/14	2,092,057	2,092,057

		2,671,135

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.02%, 09/18/14 (c)(d)	260,000	259,991

Total Short-Term Investments
(Cost $2,931,126)		2,931,126

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (e)	319,182	319,182

Total Collateral Invested for Securities on Loan
(Cost $319,182)		319,182

End of Collateral Invested for Securities on Loan.

At 06/30/14, the tax basis cost of the fund’s investments was $103,429,979 and the unrealized appreciation and depreciation were $107,977,325 and ($2,640,435), respectively, with a net unrealized appreciation of $105,336,890.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $315,668.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 06/30/14.

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 09/19/14	28	2,733,360	33,750

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$205,835,743	$—	$—	$205,835,743
Short-Term Investments[1]	—	2,931,126	—	2,931,126

Total	$205,835,743	$2,931,126	$—	$208,766,869

Other Financial Instruments
Collateral Invested for Securities on Loan	$319,182	$—	$—	$319,182
Futures Contracts[2]	33,750	—	—	33,750

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $158,789)		$374,139
Investments in unaffiliated issuers, at value (cost $100,129,780) including securities on loan of $315,668	+	208,392,730

Total investments, at value (cost $100,288,569)		208,766,869
Collateral invested for securities on loan		319,182
Receivables:
Dividends		215,718
Variation margin on futures contracts		560
Income from securities on loan		241
Fund shares sold		25
Interest		2
Prepaid expenses	+	593

Total assets		209,303,190

Liabilities

Collateral held for securities on loan		319,182
Payables:
Investments bought		180,673
Investment adviser and administrator fees		2,597
Fund shares redeemed		78,677
Accrued expenses	+	47,442

Total liabilities		628,571

Net Assets

Total assets		209,303,190
Total liabilities	−	628,571

Net assets		$208,674,619

Net Assets by Source
Capital received from investors		107,637,959
Net investment income not yet distributed		1,779,660
Net realized capital losses		(9,255,051)
Net unrealized capital appreciation		108,512,051

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$208,674,619		7,321,872		$28.50

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$1,597
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $204)		1,971,296
Interest		717
Securities on loan	+	1,592

Total investment income		1,975,202

Expenses

Investment adviser and administrator fees		146,468
Professional fees		23,100
Shareholder reports		12,010
Transfer agent fees		10,983
Index fee		10,718
Independent trustees’ fees		10,333
Portfolio accounting fees		6,576
Custodian fees		4,636
Other expenses	+	1,513

Total expenses		226,337
Expense reduction by CSIM	−	10,983

Net expenses	−	215,354

Net investment income		1,759,848

Realized and Unrealized Gains (Losses)

Net realized gains on investments		394,832
Net realized gains on futures contracts	+	345,719

Net realized gains		740,551
Net change in unrealized appreciation (depreciation) on affiliated issuer		11,349
Net change in unrealized appreciation (depreciation) on investments		11,122,632
Net change in unrealized appreciation (depreciation) on futures contracts	+	(91,103)

Net change in unrealized appreciation (depreciation)	+	11,042,878

Net realized and unrealized gains		11,783,429

Increase in net assets resulting from operations		$13,543,277

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$1,759,848	$3,048,534
Net realized gains (losses)		740,551	(769,458)
Net change in unrealized appreciation (depreciation)	+	11,042,878	43,340,343

Increase in net assets from operations		13,543,277	45,619,419

Distributions to Shareholders

Distributions from net investment income		($3,029,534)	($2,746,605)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		601,330	$16,441,445	1,314,487	$31,642,871
Shares reinvested		106,300	3,029,534	118,083	2,746,605
Shares redeemed	+	(545,374)	(14,809,098)	(970,143)	(23,175,830)

Net transactions in fund shares		162,256	$4,661,881	462,427	$11,213,646

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,159,616	$193,498,995	6,697,189	$139,412,535
Total increase	+	162,256	15,175,624	462,427	54,086,460

End of period		7,321,872	$208,674,619	7,159,616	$193,498,995

Net investment income not yet distributed			$1,779,660		$3,049,346

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund to terminate any loans at any given time. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan). Costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral as of June 30, 2014 is disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s performance also will lag those investments.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.28% through April 29, 2016.

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gains (Losses)	Received
Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
at 12/31/13	Purchases	Sales	at 06/30/14	06/30/14	06/30/14	06/30/14

13,106	787	—	13,893	$374,139	$—	$1,597

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay

20

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

5. Board of Trustees (continued):

non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$7,025,669	$1,086,326

8. Derivatives:

The fund entered into equity index futures contracts during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at June 30, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $4,040,754 and the month-end average number of contracts held was 43.

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2014	$880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$5,403,422

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2013, the fund had capital losses deferred of $1,325,971, capital losses utilized of $662,198, and capital losses expired of $1,404,034.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

 21

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

22

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual

 23

funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

24

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 25

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

26

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Notes

Schwab Money Market Portfoliotm

Semiannual report dated June 30, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low. With moderate improvements in the U.S. economy, the Federal Reserve began reducing some of its stimulative policies aimed at holding down long-term interest rates, while providing reassurances that low short-term interest rates remained necessary for the time being. Internationally, the European Central Bank further reduced interest rates to support economic growth in the euro zone, with some pockets of economic improvement emerging. Meanwhile, persistent demand and newly implemented regulations that translated into a shrinking supply of taxable money market securities helped to keep yields at extremely low levels.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfoliotm 1

Portfolio Management

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the portfolio. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio™

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the portfolio maintain a positive net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable for the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The portfolio’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With short-term Treasury yields remaining low, the investment adviser strategically maintained some of the portfolio’s holdings of Treasury securities with longer maturities that seemed to provide attractive yields.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	17.1%
8-30 Days	37.0%
31-60 Days	16.7%
61-90 Days	14.0%
91-180 Days	13.8%
More than 180 Days	1.4%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	43 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	76.1%
Repurchase Agreement
Treasury	14.7%
Treasury Debt	9.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

Schwab Money Market Portfoliotm 3

 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the portfolio’s holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Portfoliotm

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the portfolio (voluntary yield waiver). Without the voluntary yield waiver, the portfolio’s yield would have been lower. The voluntary yield waiver added 0.42% to the seven-day yield. Please see financial note 4 for additional details.

4 Schwab Money Market Portfoliotm

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Money Market Portfoliotm
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–	1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10	12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1,2]	0.00	[1]	(0.00)[1]		(0.00)[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]
Distributions from net realized gains	—		—		—		—		(0.00)[1]	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.05	0.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07	[4,5]	0.08	[5]	0.12	[5]	0.10	[5]	0.18 [5]	0.34	[5,6]
Gross operating expenses	0.51	[4]	0.52		0.49		0.45		0.46	0.47
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01	0.12
Net assets, end of period ($ x 1,000,000)	109		106		116		144		149	163

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600. (See financial note 4)
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.31%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

73.2%	Fixed-Rate Obligations	80,078,667	80,078,667
11.5%	Variable-Rate Obligations	12,502,214	12,502,214
0.0%	Other Investment Company	45,600	45,600
14.6%	Repurchase Agreements	15,984,159	15,984,159

99.3%	Total Investments	108,610,640	108,610,640
0.7%	Other Assets and Liabilities, Net		787,713

100.0%	Net Assets		109,398,353

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.2% of net assets

Government Agency Debt 64.1%
Fannie Mae		1.50%		09/08/14	5,000,000	5,013,022
		0.13%		09/15/14	1,400,000	1,399,610
		0.11%		09/22/14	1,158,000	1,157,720
		0.08%		10/07/14	1,500,000	1,499,673

Federal Home Loan Bank		0.07%		07/16/14	4,950,000	4,949,856
		0.11%		07/16/14	2,000,000	1,999,908
		0.07%		07/22/14	20,000,000	19,999,184
		0.08%		08/01/14	3,160,000	3,159,782
		0.10%		08/27/14	4,000,000	3,999,398
		0.07%		10/03/14	5,000,000	4,999,086
		0.07%		10/08/14	3,500,000	3,499,326
		0.09%		12/03/14	5,000,000	4,998,106
		0.11%		03/03/15	1,500,000	1,498,877

Freddie Mac		5.00%		07/15/14	3,200,000	3,205,975
		0.10%		08/26/14	1,000,000	999,852
		0.14%		09/03/14	2,000,000	1,999,502
		0.07%		09/05/14	2,000,000	1,999,762
		0.09%		09/08/14	2,000,000	1,999,647
		0.08%		09/24/14	1,700,000	1,699,679

						70,077,965

Treasury Debt 9.1%
United States Treasury Department		0.13%		07/31/14	10,000,000	10,000,702

Total Fixed-Rate Obligations
(Cost $80,078,667)						80,078,667

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 11.5% of net assets

Government Agency Debt 11.5%
Farm Credit System		0.24%	07/01/14	03/04/15	2,500,000	2,501,537

Federal Home Loan Bank		0.11%	07/09/14	12/09/14	10,000,000	10,000,677

Total Variable-Rate Obligations
(Cost $12,502,214)						12,502,214

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional US Government Money Market Fund, Premier Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 14.6% of net assets

Treasury Repurchase Agreements 14.6%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $6,103,877, 2.25%, due 07/31/18)		0.07%		07/01/14	5,984,171	5,984,159

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $10,200,039, 0.75% - 4.00%, due 02/15/18 - 08/15/18)		0.09%		07/01/14	10,000,025	10,000,000

Total Repurchase Agreements
(Cost $15,984,159)						15,984,159

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $108,610,640.

(a)	The rate shown is the 7-day yield.

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$92,626,481
Repurchase agreements, at cost and value	+	15,984,159

Total investments, at cost and value (Note 2a)		108,610,640
Cash		1
Receivables:
Fund shares sold		773,797
Interest		103,591
Receivable from investment adviser		740
Prepaid expenses	+	359

Total assets		109,489,128

Liabilities

Payables:
Fund shares redeemed		49,839
Distributions to shareholders		409
Accrued expenses	+	40,527

Total liabilities		90,775

Net Assets

Total assets		109,489,128
Total liabilities	−	90,775

Net assets		$109,398,353

Net Assets by Source
Capital received from investors		109,352,345
Net realized capital gains		46,008

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$109,398,353		109,399,170		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$41,631

Expenses

Investment adviser and administrator fees		187,395
Professional fees		27,150
Portfolio accounting fees		21,167
Shareholder reports		15,838
Transfer agent fees		11,238
Independent trustees’ fees		7,394
Custodian fees		3,122
Other expenses	+	1,109

Total expenses		274,413
Expense reduction by CSIM and its affiliates	−	238,136

Net expenses	−	36,277

Net investment income		5,354

Realized Gains (Losses)

Net realized gains on investments		407

Increase in net assets resulting from operations		$5,761

10 See financial notes

 Schwab Money Market Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$5,354	$11,617
Net realized gains	+	407	46,681 [1]

Increase in net assets from operations		5,761	58,298

Distributions to Shareholders

Distributions from net investment income		($5,354)	($11,617)

Transactions in Fund Shares*

Shares sold		60,812,210	115,039,074
Shares reinvested		4,942	11,611
Shares redeemed	+	(57,211,627)	(125,643,578)

Net transactions in fund shares		3,605,525	(10,592,893)

Net Assets

Beginning of period		105,792,421	116,338,633
Total increase or decrease	+	3,605,932	(10,546,212)

End of period		$109,398,353	$105,792,421

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Net realized gains includes payment from affiliate. (See financial note 4)

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2014, 99% of the fund’s shares were held through two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2014, the fund had investments in repurchase agreements with a gross value of $15,984,159 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

14

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.

Credit Enhancement and Liquidity Support Risk. The fund may invest in securities with credit and/or liquidity supports provided by a bank, bond insurance provider, or other financial institution. Adverse developments affecting a particular credit or liquidity support provider, or more generally, banks and financial institutions, could therefore have a negative effect on the value of the fund’s holdings. To the extent that a portion of the fund’s underlying investments are supported by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial

 15

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. Although a money market fund seeks to maintain a stable $1 NAV, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.50% through April 29, 2016.

During the period ended June 30, 2014, the fund waived $238,136 in expenses of which $11,238 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

16

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

Expiration Date
December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

$495,734	$464,329	$472,070	$226,898	$1,659,031

As of December 31, 2013, the fund had recoupable waivers expire in the amount of $426,637.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

On February 22, 2013, The Charles Schwab Corporation made a payment of $45,600 to Schwab Money Market Portfolio to cover the net remaining losses incurred on certain investments. This payment represented 0.04% of the fund’s net assets on that date.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $1,080 capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related

 17

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Money Market Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual

 19

funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 21

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Notes

Schwab MarketTrack Growth Portfolio IItm

Semiannual report dated June 30, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the six-month reporting period ended June 30, 2014, U.S. and international stocks performed well. Efforts by many central banks to stimulate economic growth by keeping interest rates low continued to provide support for stocks. Moderate overall improvement in the U.S. also helped, in spite of harsh winter weather that briefly affected economic growth. Some pockets of improvement emerged in Europe as well. In addition, although emerging markets faced geopolitical tensions and increased volatility, concerns had eased somewhat by May and June, and several markets rallied in response. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 7.0%, the MSCI EAFE Index (Net) returned 4.8%, and the MSCI Emerging Markets Index (Net) returned 6.1%.

U.S. bonds generated moderately positive returns during the period, while international bonds performed even better. The Federal Reserve began reducing some of its stimulative policies in January as the economy demonstrated modest improvement, but provided reassurances that short-term interest rates needed to remain low for the time being. In response, yields on longer-term U.S. bonds generally declined. In Europe, many markets also performed well as regional conditions remained relatively stable. As a result, the Citigroup Non-U.S. Dollar World Government Bond Index returned 6.0%, and the Barclays U.S. Aggregate Bond index returned 3.9%.

 Asset Class Performance Comparison % returns during the 6 months ended 6/30/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

7.14%	S&P 500® Index: measures U.S. large-cap stocks

3.19%	Russell 2000® Index: measures U.S. small-cap stocks

4.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.93%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/01/96)	4.75%	19.13%	14.49%	6.96%
Growth Composite Index	5.24%	19.62%	14.72%	7.46%
S&P 500® Index	7.14%	24.61%	18.83%	7.78%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	4.85%	4.93%
Fund Category: Morningstar Aggressive Allocation	5.78%	19.28%	14.25%	6.74%

Portfolio Expense Ratios3: Net 0.68%; Gross 0.98%

 Statistics

Number of Holdings	10
Portfolio Turnover Rate[4]	5%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	40.2%
Equity Funds – International	20.0%
Equity Funds – Small-Cap	20.0%
Fixed – Income Funds – Intermediate – Term Bond	14.7%
Short-Term Investments	3.4%
Money Market Fund	1.7%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab S&P 500 Index Fund	30.3%
Schwab Small-Cap Index Fund	20.1%
Schwab International Index Fund	20.0%
Schwab Total Bond Market Fund	14.8%
Schwab 1000 Index Fund	10.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.6%
Total	96.8%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/16. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The portfolio invests mainly in other Schwab Funds and/or Laudus Funds.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Growth Portfolio II 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000.00	$1,047.50	$2.54
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/14–	1/1/13–	1/1/12–	1/1/11–	1/1/10–	1/1/09–
	6/30/14*	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Per-Share Data ($)

Net asset value at beginning of period	19.30	16.04	14.50	14.89	13.40	11.09

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	0.23 [1]	0.29 [1]	0.27 [1]	0.20 [1]	0.25
Net realized and unrealized gains (losses)	0.94	3.48	1.64	(0.40)	1.62	2.41

Total from investment operations	0.92	3.71	1.93	(0.13)	1.82	2.66
Less distributions:
Distributions from net investment income	(0.26)	(0.30)	(0.39)	(0.26)	(0.33)	(0.35)
Distributions from net realized gains	(0.66)	(0.15)	—	—	—	—

Total distributions	(0.92)	(0.45)	(0.39)	(0.26)	(0.33)	(0.35)

Net asset value at end of period	19.30	19.30	16.04	14.50	14.89	13.40

Total return (%)	4.75 [2]	23.56	13.46	(1.01)	13.62	24.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.50 [4]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.74 [4]	0.80	0.83	0.80	0.77	0.77
Net investment income (loss)	(0.16)[4]	1.28	1.85	1.78	1.41	2.03
Portfolio turnover rate	5 [2]	13	8	20	22	12
Net assets, end of period ($ x 1,000,000)	33	32	28	28	29	36

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 5

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	20,095,935	31,496,462
3.4%	Short-Term Investments	1,099,695	1,099,695

100.2%	Total Investments	21,195,630	32,596,157
(0.2%)	Other Assets and Liabilities, Net		(56,648)

100.0%	Net Assets		32,539,509

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.4%

International 20.0%
Schwab International Index Fund (a)	313,388	6,521,611

Large-Cap 40.3%
Schwab 1000 Index Fund (a)	62,465	3,252,548
Schwab S&P 500 Index Fund (a)	319,155	9,858,704

		13,111,252

Small-Cap 20.1%
Schwab Small-Cap Index Fund (a)	229,322	6,528,804

		26,161,667

Fixed-Income Fund 14.8%

Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	504,622	4,798,956

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	535,839	535,839

Total Other Investment Companies
(Cost $20,095,935)		31,496,462

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 07/01/14	325,639	325,639
DNB
0.03%, 07/01/14	325,639	325,639
Skandinaviska Enskilda Banken
0.03%, 07/01/14	325,639	325,639
Sumitomo Mitsui Banking Corp.
0.03%, 07/01/14	122,778	122,778

Total Short-Term Investments
(Cost $1,099,695)		1,099,695

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $21,929,203 and the unrealized appreciation and depreciation were $10,666,954 and ($0) respectively, with a net unrealized appreciation of $10,666,954.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$31,496,462	$—	$—	$31,496,462
Short-Term Investments[1]	—	1,099,695	—	1,099,695

Total	$31,496,462	$1,099,695	$—	$32,596,157

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $20,095,935)		$31,496,462
Investments in unaffiliated issuers, (cost $1,099,695)	+	1,099,695

Total investments, at value (cost $21,195,630)		32,596,157
Receivables:
Investments sold		151,000
Dividends		8,603
Fund shares sold		6,603
Interest		1
Prepaid expenses	+	121

Total assets		32,762,485

Liabilities

Payables:
Investments bought		169,612
Investment adviser and administrator fees		760
Fund shares redeemed		18,530
Accrued expenses	+	34,074

Total liabilities		222,976

Net Assets

Total assets		32,762,485
Total liabilities	−	222,976

Net assets		$32,539,509

Net Assets by Source
Capital received from investors		21,748,621
Distributions in excess of net investment income		(24,569)
Net realized capital losses		(585,070)
Net unrealized capital appreciation		11,400,527

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$32,539,509		1,685,681		$19.30

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$53,009
Interest	+	152

Total investment income		53,161

Expenses

Investment adviser and administrator fees		68,364
Professional fees		19,836
Transfer agent fees		10,935
Shareholder reports		5,778
Independent trustees’ fees		4,351
Portfolio accounting fees		2,961
Custodian fees		1,920
Other expenses	+	410

Total expenses		114,555
Expense reduction by CSIM	−	36,868

Net expenses	−	77,687

Net investment loss		(24,526)

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		150,603
Net realized gains on unaffiliated investments	+	58

Net realized gains		150,661
Net change in unrealized appreciation (depreciation) on investments	+	1,355,428

Net realized and unrealized gains		1,506,089

Increase in net assets resulting from operations		$1,481,563

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income (loss)		($24,526)	$383,696
Net realized gains		150,661	1,094,335
Net change in unrealized appreciation (depreciation)	+	1,355,428	4,801,914

Increase in net assets from operations		1,481,563	6,279,945

Distributions to Shareholders

Distributions from net investment income		(416,505)	(515,494)
Distributions from net realized gains	+	(1,060,180)	(261,488)

Total distributions		($1,476,685)	($776,982)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		80,723	$1,571,220	160,572	$2,826,615
Shares reinvested		76,512	1,476,685	45,786	776,982
Shares redeemed	+	(106,064)	(2,055,805)	(295,004)	(5,202,701)

Net transactions in fund shares		51,171	$992,100	(88,646)	($1,599,104)

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,634,510	$31,542,531	1,723,156	$27,638,672
Total increase or decrease	+	51,171	996,978	(88,646)	3,903,859

End of period		1,685,681	$32,539,509	1,634,510	$31,542,531

Distributions in excess of net investment income/Net investment income not yet distributed			($24,569)		$416,462

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

•	Exchange-Traded Funds (“ETF”) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.50% through April 29, 2016.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2014, the Schwab MarketTrack Growth Portfolio II’s ownership percentages of other related funds’ shares are:

Schwab International Index Fund	0.2%
Schwab 1000 Index Fund	0.1%
Schwab S&P 500 Index Fund	0.1%
Schwab Small-Cap Index Fund	0.2%
Schwab Total Bond Market Fund	0.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2014.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 06/30/14	06/30/14	06/30/14	06/30/14

Schwab International Index Fund	321,256	14,484	(22,352)	313,388	$6,521,611	$24,102	$—
Schwab 1000 Index Fund	65,712	1,318	(4,565)	62,465	3,252,548	22,249	—
Schwab S&P 500 Index Fund	331,594	9,651	(22,090)	319,155	9,858,704	91,288	—
Schwab Small-Cap Index Fund	229,403	18,068	(18,149)	229,322	6,528,804	15,013	—
Schwab Total Bond Market Fund	497,488	38,092	(30,958)	504,622	4,798,956	(2,049)	52,974
Schwab Value Advantage Money Fund, Institutional Prime Shares	535,806	33	—	535,839	535,839	—	35

Total					$31,496,462	$150,603	$53,009

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,481,735	$2,110,000

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

16

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as

 17

compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

18

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 19

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

20

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 21

Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

22

Schwab VIT Balanced Portfolio

Semiannual report dated June 30, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the six-month reporting period ended June 30, 2014, U.S. and international stocks performed well. Efforts by many central banks to stimulate economic growth by keeping interest rates low continued to provide support for stocks. Moderate overall improvement in the U.S. also helped, in spite of harsh winter weather that briefly affected economic growth. Some pockets of improvement emerged in Europe as well. In addition, although emerging markets faced geopolitical tensions and increased volatility, concerns had eased somewhat by May and June, and several markets rallied in response. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 7.0%, the MSCI EAFE Index (Net) returned 4.8%, and the MSCI Emerging Markets Index (Net) returned 6.1%.

U.S. bonds generated moderately positive returns during the period, while international bonds performed even better. The Federal Reserve began reducing some of its stimulative policies in January as the economy demonstrated modest improvement, but provided reassurances that short-term interest rates needed to remain low for the time being. In response, yields on longer-term U.S. bonds generally declined. In Europe, many markets also performed well as regional conditions remained relatively stable. As a result, the Citigroup Non-U.S. Dollar World Government Bond Index returned 6.0%, and the Barclays U.S. Aggregate Bond index returned 3.9%.

 Asset Class Performance Comparison % returns during the 6 months ended 6/30/2014

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

7.14%	S&P 500® Index: measures U.S. large-cap stocks

3.19%	Russell 2000® Index: measures U.S. small-cap stocks

4.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.93%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab VIT Balanced Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	Since Inception

Portfolio: Schwab VIT Balanced Portfolio (07/25/12)	4.78%	11.02%	8.74%
VIT Balanced Composite Index	5.25%	11.51%	9.50%
S&P 500® Index	7.14%	24.61%	24.49%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	1.10%
Fund Category: Morningstar Conservative Allocation	4.90%	10.80%	9.64%

Portfolio Expense Ratios3: Net 0.79%; Gross 1.28%

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[4]	9%

 Asset Class Weightings % of Investments5

Fixed Income	36.9%
Stocks – U.S.	20.7%
Stocks – International	18.3%
Money Market Fund	11.5%
Real Assets	9.0%
Short-Term Investments	3.6%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab U.S. Large-Cap ETF	15.8%
iShares MBS ETF	12.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares	11.5%
Schwab International Equity ETF	11.3%
Schwab Intermediate-Term U.S. Treasury ETF	11.0%
iShares Core U.S. Credit Bond ETF	6.5%
Schwab U.S. REIT ETF	6.0%
Schwab Emerging Markets Equity ETF	5.0%
Schwab U.S. Small-Cap ETF	3.8%
Credit Suisse Commodity Return Strategy Fund, Class I	3.0%
Total	86.3%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The portfolio intends to primarily invest in affiliated Schwab exchange traded funds (ETFs) and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab VIT Balanced Portfolio
Actual Return	0.56%	$1,000.00	$1,047.80	$2.84
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.02	$2.81

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	7/25/12[1]–
	6/30/14*		12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	11.21		10.50	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	[2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	0.50		0.55	0.42

Total from investment operations	0.53		0.72	0.50
Less distributions:
Distributions from net investment income	(0.06)		(0.01)	—
Distributions from net realized gains	(0.00)[3]		—	—

Total distributions	(0.06)		(0.01)	—

Net asset value at end of period	11.68		11.21	10.50

Total return (%)	4.78	[4]	6.89	5.00	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.56	[6]	0.58	0.58	[6]
Gross operating expenses[5]	0.71	[6]	1.07	10.58	[6]
Net investment income (loss)	0.57	[6]	1.55	3.94	[6]
Portfolio turnover rate	9	[4]	18	1	[4]
Net assets, end of period ($ x 1,000,000)	41		28	2

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.

See financial notes 5

 Schwab VIT Balanced Portfolio

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Other Investment Companies	36,722,788	39,141,979
3.6%	Short-Term Investments	1,482,128	1,482,128

99.9%	Total Investments	38,204,916	40,624,107
0.1%	Other Assets and Liabilities, Net		40,947

100.0%	Net Assets		40,665,054

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.3% of net assets

U.S. Stocks 20.6%

Large-Cap 15.8%
Schwab U.S. Large-Cap ETF (a)	137,482	6,438,282

Micro-Cap 1.0%
iShares Micro-Cap ETF	5,477	416,909

Small-Cap 3.8%
Schwab U.S. Small-Cap ETF (a)	28,014	1,535,447

		8,390,638

International Stocks 18.3%

Developed-Market Large-Cap 11.3%
Schwab International Equity ETF (a)	138,854	4,579,405

Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	23,922	819,807

Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF (a)	77,691	2,022,297

		7,421,509

Real Assets 9.0%

Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	157,207	1,210,493

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	69,150	2,445,836

		3,656,329

Fixed Income 36.9%

Agency Bond 2.0%
iShares Agency Bond ETF	7,189	809,985

Corporate Bond 6.5%
iShares Core U.S. Credit Bond ETF	23,658	2,636,448

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	12,585	525,172

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	12,197	679,373

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	13,333	810,513

Mortgage-Backed Bond 12.4%
iShares MBS ETF	46,838	5,068,808

Treasury Bond 11.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	83,948	4,460,997

		14,991,296

Money Market Fund 11.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	4,682,207	4,682,207

Total Other Investment Companies
(Cost $36,722,788)		39,141,979

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.6%
DBS Bank Ltd.
0.03%, 07/01/14	265,508	265,508
DNB
0.03%, 07/01/14	405,540	405,540
Skandinaviska Enskilda Banken
0.03%, 07/01/14	405,540	405,540
Sumitomo Mitsui Banking Corp.
0.03%, 07/01/14	405,540	405,540

Total Short-Term Investments
(Cost $1,482,128)		1,482,128

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $38,335,203 and the unrealized appreciation and depreciation were $2,288,904 and ($0) respectively, with a net unrealized appreciation of $2,288,904.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

6 See financial notes

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$39,141,979	$—	$—	$39,141,979
Short-Term Investments[1]	—	1,482,128	—	1,482,128

Total	$39,141,979	$1,482,128	$—	$40,624,107

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

See financial notes 7

 Schwab VIT Balanced Portfolio

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $25,528,622)		$27,663,651
Investments in unaffiliated issuers, at value (cost $12,676,294)	+	12,960,456

Total investments, at value (cost $38,204,916)		40,624,107
Receivables:
Investments sold		150,037
Fund shares sold		153,831
Dividends	+	19

Total assets		40,927,994

Liabilities

Payables:
Investments bought		231,716
Investment adviser and administrator fees		1,249
Fund shares redeemed		4,939
Accrued expenses	+	25,036

Total liabilities		262,940

Net Assets

Total assets		40,927,994
Total liabilities	−	262,940

Net assets		$40,665,054

Net Assets by Source
Capital received from investors		38,276,327
Net investment income not yet distributed		93,633
Net realized capital losses		(124,097)
Net unrealized capital appreciation		2,419,191

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$40,665,054		3,480,484		$11.68

8 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$110,585
Dividends received from unaffiliated underlying funds		75,230
Interest	+	154

Total investment income		185,969

Expenses

Investment adviser and administrator fees		73,711
Professional fees		17,185
Transfer agent fees		10,681
Custodian fees		4,818
Independent trustees’ fees		4,227
Portfolio accounting fees		3,013
Shareholder reports		2,882
Other expenses	+	326

Total expenses		116,843
Expense reduction by CSIM	−	24,707

Net expenses	−	92,136

Net investment income		93,833

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(57,641)
Net realized losses on sales of unaffiliated underlying funds	+	(23,036)

Net realized losses		(80,677)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		1,244,814
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	370,864

Net change in unrealized appreciation (depreciation)	+	1,615,678

Net realized and unrealized gains		1,535,001

Increase in net assets resulting from operations		$1,628,834

See financial notes 9

 Schwab VIT Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$93,833	$222,651
Net realized losses		(80,677)	(40,228)
Net change in unrealized appreciation (depreciation)	+	1,615,678	784,145

Increase in net assets from operations		1,628,834	966,568

Distributions to Shareholders

Distributions from net investment income		(222,767)	(18,631)
Distributions from net realized gains	+	(3,103)	—

Total distributions		($225,870)	($18,631)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,169,839	$13,369,540	2,473,872	$26,880,610
Shares reinvested		19,338	225,870	1,730	18,306
Shares redeemed	+	(230,470)	(2,596,594)	(184,414)	(2,004,307)

Net transactions in fund shares		958,707	$10,998,816	2,291,188	$24,894,609

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,521,777	$28,263,274	230,589	$2,420,728
Total increase	+	958,707	12,401,780	2,291,188	25,842,546

End of period		3,480,484	$40,665,054	2,521,777	$28,263,274

Net investment income not yet distributed			$93,633		$222,567

10 See financial notes

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab VIT Balanced Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab exchange traded funds (“ETFs”) and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

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 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2014, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab International Equity ETF	0.2%
Schwab International Small-Cap Equity ETF	0.2%
Schwab Emerging Markets Equity ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	2.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2014.

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 06/30/14	06/30/14	06/30/14	06/30/14

Schwab U.S. Large-Cap ETF	99,462	49,241	(11,221)	137,482	$6,438,282	($4,677)	$51,846
Schwab U.S. Small-Cap ETF	21,495	10,960	(4,441)	28,014	1,535,447	(773)	11,241
Schwab International Equity ETF	100,719	51,062	(12,927)	138,854	4,579,405	(4,958)	—
Schwab International Small-Cap Equity ETF	18,399	9,486	(3,963)	23,922	819,807	(180)	—
Schwab Emerging Markets Equity ETF	60,028	28,560	(10,897)	77,691	2,022,297	(18,708)	—
Schwab U.S. REIT ETF	55,879	22,312	(9,041)	69,150	2,445,836	(15,369)	23,141
Schwab U.S. TIPS ETF	9,060	4,167	(1,030)	12,197	679,373	(3,728)	2,924
Schwab Intermediate-Term U.S. Treasury ETF	59,772	30,243	(6,067)	83,948	4,460,997	(9,248)	21,175
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,482,000	1,200,207	—	4,682,207	4,682,207	—	258

Total					$27,663,651	($57,641)	$110,585

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$13,110,970	$3,017,810

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Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had capital losses utilized in the amount of $30.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to Schwab VIT Balanced Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable

20

mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 21

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

22

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 23

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

 25

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Balanced Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 12% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

26

Schwab VIT Balanced with Growth Portfolio

Semiannual report dated June 30, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the six-month reporting period ended June 30, 2014, U.S. and international stocks performed well. Efforts by many central banks to stimulate economic growth by keeping interest rates low continued to provide support for stocks. Moderate overall improvement in the U.S. also helped, in spite of harsh winter weather that briefly affected economic growth. Some pockets of improvement emerged in Europe as well. In addition, although emerging markets faced geopolitical tensions and increased volatility, concerns had eased somewhat by May and June, and several markets rallied in response. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 7.0%, the MSCI EAFE Index (Net) returned 4.8%, and the MSCI Emerging Markets Index (Net) returned 6.1%.

U.S. bonds generated moderately positive returns during the period, while international bonds performed even better. The Federal Reserve began reducing some of its stimulative policies in January as the economy demonstrated modest improvement, but provided reassurances that short-term interest rates needed to remain low for the time being. In response, yields on longer-term U.S. bonds generally declined. In Europe, many markets also performed well as regional conditions remained relatively stable. As a result, the Citigroup Non-U.S. Dollar World Government Bond Index returned 6.0%, and the Barclays U.S. Aggregate Bond index returned 3.9%.

 Asset Class Performance Comparison % returns during the 6 months ended 6/30/2014

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

7.14%	S&P 500® Index: measures U.S. large-cap stocks

3.19%	Russell 2000® Index: measures U.S. small-cap stocks

4.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.93%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab VIT Balanced with Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	Since Inception

Portfolio: Schwab VIT Balanced with Growth Portfolio (07/25/12)	5.59%	14.79%	12.36%
VIT Balanced with Growth Composite Index	6.08%	15.33%	13.41%
S&P 500® Index	7.14%	24.61%	24.49%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	1.10%
Fund Category: Morningstar Moderate Allocation	5.41%	16.03%	15.60%

Portfolio Expense Ratios3: Net 0.79%; Gross 0.96%

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[4]	4%

 Asset Class Weightings % of Investments5

Stocks – U.S.	29.6%
Fixed Income	28.8%
Stocks – International	26.2%
Real Assets	9.9%
Short-Term Investments	3.4%
Money Market Fund	2.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab U.S. Large-Cap ETF	22.9%
Schwab International Equity ETF	17.3%
iShares MBS ETF	10.5%
Schwab Intermediate-Term U.S. Treasury ETF	8.0%
Schwab U.S. REIT ETF	6.0%
Schwab Emerging Markets Equity ETF	6.0%
Schwab U.S. Small-Cap ETF	5.8%
iShares Core U.S. Credit Bond ETF	4.5%
Credit Suisse Commodity Return Strategy Fund, Class I	4.0%
Schwab International Small-Cap Equity ETF	3.0%
Total	88.0%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.21%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The portfolio intends to primarily invest in affiliated Schwab exchange traded funds (ETFs) and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced with Growth Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab VIT Balanced with Growth Portfolio
Actual Return	0.55%	$1,000.00	$1,055.90	$2.80
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	7/25/12[1]–
	6/30/14*		12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	11.86		10.71	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	[2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	0.62		0.93	0.62

Total from investment operations	0.66		1.16	0.71
Less distributions:
Distributions from net investment income	(0.09)		(0.01)	—
Distributions from net realized gains	(0.00)[3]		—	—

Total distributions	(0.09)		(0.01)	—

Net asset value at end of period	12.43		11.86	10.71

Total return (%)	5.59	[4]	10.79	7.10	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.55	[6]	0.58	0.58	[6]
Gross operating expenses[5]	0.57	[6]	0.75	16.10	[6]
Net investment income (loss)	0.63	[6]	2.07	4.80	[6]
Portfolio turnover rate	4	[4]	14	1	[4]
Net assets, end of period ($ x 1,000,000)	92		70	2

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.

See financial notes 5

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	81,763,739	89,158,246
3.4%	Short-Term Investments	3,113,960	3,113,960

100.4%	Total Investments	84,877,699	92,272,206
(0.4%)	Other Assets and Liabilities, Net		(403,285)

100.0%	Net Assets		91,868,921

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

U.S. Stocks 29.7%

Large-Cap 22.9%
Schwab U.S. Large-Cap ETF (a)	448,648	21,010,186

Micro-Cap 1.0%
iShares Micro-Cap ETF	12,339	939,244

Small-Cap 5.8%
Schwab U.S. Small-Cap ETF (a)	97,248	5,330,163

		27,279,593

International Stocks 26.3%

Developed-Market Large-Cap 17.3%
Schwab International Equity ETF (a)	481,524	15,880,662

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	80,749	2,767,268

Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF (a)	211,298	5,500,087

		24,148,017

Real Assets 10.0%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	472,022	3,634,569

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	156,314	5,528,826

		9,163,395

Fixed Income 28.9%

Agency Bond 2.0%
iShares Agency Bond ETF	16,329	1,839,788

Corporate Bond 4.5%
iShares Core U.S. Credit Bond ETF	37,115	4,136,095

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	28,904	1,206,164

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	27,621	1,538,490

International Developed-Market Bond 0.9%
SPDR Barclays International Treasury Bond ETF	14,711	894,282

Mortgage-Backed Bond 10.5%
iShares MBS ETF	89,013	9,632,987

Treasury Bond 8.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	138,226	7,345,330

		26,593,136

Money Market Fund 2.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	1,974,105	1,974,105

Total Other Investment Companies
(Cost $81,763,739)		89,158,246

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 07/01/14	922,669	922,669
DNB
0.03%, 07/01/14	345,953	345,953
Skandinaviska Enskilda Banken
0.03%, 07/01/14	922,669	922,669
Wells Fargo
0.03%, 07/01/14	922,669	922,669

Total Short-Term Investments
(Cost $3,113,960)		3,113,960

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $85,080,196 and the unrealized appreciation and depreciation were $7,192,010 and ($0) respectively, with a net unrealized appreciation of $7,192,010.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

6 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$89,158,246	$—	$—	$89,158,246
Short-Term Investments[1]	—	3,113,960	—	3,113,960

Total	$89,158,246	$3,113,960	$—	$92,272,206

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

See financial notes 7

 Schwab VIT Balanced with Growth Portfolio

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $60,089,148)		$66,875,117
Investments in unaffiliated issuers, at value (cost $24,788,551)	+	25,397,089

Total investments, at value (cost $84,877,699)		92,272,206
Receivables:
Investments sold		320,238
Fund shares sold		171,645
Dividends		294
Interest	+	2

Total assets		92,764,385

Liabilities

Payables:
Investments bought		861,055
Investment adviser and administrator fees		3,443
Fund shares redeemed		3,016
Due to custodian		1
Accrued expenses	+	27,949

Total liabilities		895,464

Net Assets

Total assets		92,764,385
Total liabilities	−	895,464

Net assets		$91,868,921

Net Assets by Source
Capital received from investors		84,422,220
Net investment income not yet distributed		248,897
Net realized capital losses		(196,703)
Net unrealized capital appreciation		7,394,507

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$91,868,921		7,391,577		$12.43

8 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$319,182
Dividends received from unaffiliated underlying funds		147,358
Interest	+	360

Total investment income		466,900

Expenses

Investment adviser and administrator fees		178,937
Professional fees		19,023
Transfer agent fees		10,702
Custodian fees		6,839
Independent trustees’ fees		5,780
Portfolio accounting fees		3,429
Shareholder reports		2,965
Other expenses	+	545

Total expenses		228,220
Expense reduction by CSIM	−	10,702

Net expenses	−	217,518

Net investment income		249,382

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(71,108)
Net realized losses on sales of unaffiliated underlying funds	+	(20,978)

Net realized losses		(92,086)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		3,663,248
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	753,555

Net change in unrealized appreciation (depreciation)	+	4,416,803

Net realized and unrealized gains		4,324,717

Increase in net assets resulting from operations		$4,574,099

See financial notes 9

 Schwab VIT Balanced with Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$249,382	$672,303
Net realized losses		(92,086)	(92,134)
Net change in unrealized appreciation (depreciation)	+	4,416,803	2,953,194

Increase in net assets from operations		4,574,099	3,533,363

Distributions to Shareholders

Distributions from net investment income		(672,772)	(14,602)
Distributions from net realized gains	+	(12,459)	—

Total distributions		($685,231)	($14,602)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,580,976	$19,055,233	6,037,874	$68,100,595
Shares reinvested		55,127	685,231	1,327	14,477
Shares redeemed	+	(121,538)	(1,454,026)	(316,241)	(3,590,732)

Net transactions in fund shares		1,514,565	$18,286,438	5,722,960	$64,524,340

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,877,012	$69,693,615	154,052	$1,650,514
Total increase	+	1,514,565	22,175,306	5,722,960	68,043,101

End of period		7,391,577	$91,868,921	5,877,012	$69,693,615

Net investment income not yet distributed			$248,897		$672,287

10 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab VIT Balanced with Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab exchange traded funds (“ETFs”) and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2014, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.7%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.6%
Schwab International Small-Cap Equity ETF	0.7%
Schwab Emerging Markets Equity ETF	0.5%
Schwab U.S. REIT ETF	0.5%
Schwab U.S. TIPS ETF	0.3%
Schwab Intermediate-Term U.S. Treasury ETF	3.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2014.

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 06/30/14	06/30/14	06/30/14	06/30/14

Schwab U.S. Large-Cap ETF	355,558	100,516	(7,426)	448,648	$21,010,186	($1,532)	$178,415
Schwab U.S. Small-Cap ETF	79,506	25,941	(8,199)	97,248	5,330,163	(2,390)	40,333
Schwab International Equity ETF	381,064	123,482	(23,022)	481,524	15,880,662	(2,780)	—
Schwab International Small-Cap Equity ETF	67,676	20,233	(7,160)	80,749	2,767,268	1,008	—
Schwab Emerging Markets Equity ETF	175,928	50,059	(14,689)	211,298	5,500,087	(22,056)	—
Schwab U.S. REIT ETF	137,375	31,315	(12,376)	156,314	5,528,826	(31,596)	55,694
Schwab U.S. TIPS ETF	22,342	6,247	(968)	27,621	1,538,490	(4,457)	6,861
Schwab Intermediate-Term U.S. Treasury ETF	106,773	35,754	(4,301)	138,226	7,345,330	(7,305)	37,750
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,974,000	105	—	1,974,105	1,974,105	—	129

Total					$66,875,117	($71,108)	$319,182

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$20,211,200	$3,469,355

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to Schwab VIT Balanced with Growth Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Balanced with Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 9% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bill: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

Schwab VIT Growth Portfolio

Semiannual report dated June 30, 2014

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the six-month reporting period ended June 30, 2014, U.S. and international stocks performed well. Efforts by many central banks to stimulate economic growth by keeping interest rates low continued to provide support for stocks. Moderate overall improvement in the U.S. also helped, in spite of harsh winter weather that briefly affected economic growth. Some pockets of improvement emerged in Europe as well. In addition, although emerging markets faced geopolitical tensions and increased volatility, concerns had eased somewhat by May and June, and several markets rallied in response. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 7.0%, the MSCI EAFE Index (Net) returned 4.8%, and the MSCI Emerging Markets Index (Net) returned 6.1%.

U.S. bonds generated moderately positive returns during the period, while international bonds performed even better. The Federal Reserve began reducing some of its stimulative policies in January as the economy demonstrated modest improvement, but provided reassurances that short-term interest rates needed to remain low for the time being. In response, yields on longer-term U.S. bonds generally declined. In Europe, many markets also performed well as regional conditions remained relatively stable. As a result, the Citigroup Non-U.S. Dollar World Government Bond Index returned 6.0%, and the Barclays U.S. Aggregate Bond index returned 3.9%.

 Asset Class Performance Comparison % returns during the 6 months ended 6/30/2014

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

7.14%	S&P 500® Index: measures U.S. large-cap stocks

3.19%	Russell 2000® Index: measures U.S. small-cap stocks

4.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.93%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

Schwab VIT Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio

Performance and Fund Facts as of 06/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	Since Inception

Portfolio: Schwab VIT Growth Portfolio (07/25/12)	5.96%	18.10%	16.37%
VIT Growth Composite Index	6.48%	18.61%	17.17%
S&P 500® Index	7.14%	24.61%	24.49%
Barclays U.S. Aggregate Bond Index	3.93%	4.37%	1.10%
Fund Category: Morningstar Aggressive Allocation	5.78%	19.28%	18.94%

Portfolio Expense Ratios3: Net 0.78%; Gross 0.97%

 Statistics

Number of Holdings	17
Portfolio Turnover Rate[4]	3%

 Asset Class Weightings % of Investments5

Stocks – U.S.	38.7%
Stocks – International	34.3%
Fixed Income	12.0%
Real Assets	9.9%
Short-Term Investments	3.0%
Money Market Fund	2.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab U.S. Large-Cap ETF	29.9%
Schwab International Equity ETF	21.3%
Schwab Emerging Markets Equity ETF	8.0%
Schwab U.S. Small-Cap ETF	6.8%
Schwab U.S. REIT ETF	6.0%
Schwab International Small-Cap Equity ETF	5.0%
iShares MBS ETF	4.5%
Schwab Intermediate-Term U.S. Treasury ETF	4.2%
Credit Suisse Commodity Return Strategy Fund, Class I	3.9%
iShares Core U.S. Credit Bond ETF	2.6%
Total	92.2%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The portfolio intends to primarily invest in affiliated Schwab exchange traded funds (ETFs) and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab VIT Growth Portfolio
Actual Return	0.54%	$1,000.00	$1,059.60	$2.76
Hypothetical 5% Return	0.54%	$1,000.00	$1,022.12	$2.71

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–	7/25/12[1]–
	6/30/14*		12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	12.65		10.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	[2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	0.72		1.37	0.82

Total from investment operations	0.75		1.70	0.95
Less distributions:
Distributions from net investment income	(0.10)		(0.00)[3]	—
Distributions from net realized gains	(0.00)[3]		—	—

Total distributions	(0.10)		(0.00)[3]	—

Net asset value at end of period	13.30		12.65	10.95

Total return (%)	5.96	[4]	15.56	9.50	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.54	[6]	0.58	0.59	[6,7]
Gross operating expenses[5]	0.56	[6]	0.77	26.08	[6]
Net investment income (loss)	0.51	[6]	2.72	3.96	[6]
Portfolio turnover rate	3	[4]	9	29	[4]
Net assets, end of period ($ x 1,000,000)	102		77	1

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.
7 The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.

See financial notes 5

 Schwab VIT Growth Portfolio

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Other Investment Companies	89,253,359	98,520,563
3.0%	Short-Term Investments	3,079,855	3,079,855

100.1%	Total Investments	92,333,214	101,600,418
(0.1%)	Other Assets and Liabilities, Net		(86,471)

100.0%	Net Assets		101,513,947

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.1% of net assets

U.S. Stocks 38.7%

Large-Cap 29.9%
Schwab U.S. Large-Cap ETF (a)	647,156	30,306,315

Micro-Cap 2.0%
iShares Micro-Cap ETF	27,138	2,065,745

Small-Cap 6.8%
Schwab U.S. Small-Cap ETF (a)	126,078	6,910,335

		39,282,395

International Stocks 34.3%

Developed-Market Large-Cap 21.3%
Schwab International Equity ETF (a)	655,291	21,611,497

Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	148,163	5,077,546

Emerging-Market 8.0%
Schwab Emerging Markets Equity ETF (a)	311,576	8,110,323

		34,799,366

Real Assets 9.9%

Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	519,672	4,001,471

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	172,246	6,092,341

		10,093,812

Fixed Income 12.0%

Corporate Bond 2.6%
iShares Core U.S. Credit Bond ETF	23,695	2,640,571

Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	12,642	704,160

Mortgage-Backed Bond 4.5%
iShares MBS ETF	42,128	4,559,092

Treasury Bond 4.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	80,223	4,263,050

		12,166,873

Money Market Fund 2.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,178,117	2,178,117

Total Other Investment Companies
(Cost $89,253,359)		98,520,563

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.03%, 07/01/14	1,016,483	1,016,483
DNB
0.03%, 07/01/14	30,406	30,406
Skandinaviska Enskilda Banken
0.03%, 07/01/14	1,016,483	1,016,483
Wellls Fargo
0.03%, 07/01/14	1,016,483	1,016,483

Total Short-Term Investments
(Cost $3,079,855)		3,079,855

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $92,479,158 and the unrealized appreciation and depreciation were $9,121,260 and ($0), respectively, with a net unrealized appreciation of $9,121,260.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

6 See financial notes

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$98,520,563	$—	$—	$98,520,563
Short-Term Investments[1]	—	3,079,855	—	3,079,855

Total	$98,520,563	$3,079,855	$—	$101,600,418

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

See financial notes 7

 Schwab VIT Growth Portfolio

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $76,561,875)		$85,253,684
Investments in unaffiliated issuers, at value (cost $15,771,339)	+	16,346,734

Total investments, at value (cost $92,333,214)		101,600,418
Receivables:
Investments sold		390,263
Fund shares sold		119,823
Dividends		1,273
Interest	+	3

Total assets		102,111,780

Liabilities

Payables:
Investments bought		565,475
Investment adviser and administrator fees		3,818
Fund shares redeemed		619
Accrued expenses	+	27,921

Total liabilities		597,833

Net Assets

Total assets		102,111,780
Total liabilities	−	597,833

Net assets		$101,513,947

Net Assets by Source
Capital received from investors		92,156,755
Net investment income not yet distributed		228,026
Net realized capital losses		(138,038)
Net unrealized capital appreciation		9,267,204

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$101,513,947		7,635,155		$13.30

8 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Dividends received from affiliated underlying funds		$403,092
Dividends received from unaffiliated underlying funds		63,285
Interest	+	416

Total investment income		466,793

Expenses

Investment adviser and administrator fees		200,017
Professional fees		18,738
Transfer agent fees		10,699
Custodian fees		6,581
Independent trustees’ fees		5,982
Portfolio accounting fees		3,489
Shareholder reports		2,788
Other expenses	+	525

Total expenses		248,819
Expense reduction by CSIM	−	10,699

Net expenses	−	238,120

Net investment income		228,673

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(50,322)
Net realized losses on sales of unaffiliated underlying funds	+	(10,167)

Net realized losses		(60,489)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		4,871,556
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	479,694

Net change in unrealized appreciation (depreciation)	+	5,351,250

Net realized and unrealized gains		5,290,761

Increase in net assets resulting from operations		$5,519,434

See financial notes 9

 Schwab VIT Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$228,673	$780,381
Net realized losses		(60,489)	(70,842)
Net change in unrealized appreciation (depreciation)	+	5,351,250	3,890,812

Increase in net assets from operations		5,519,434	4,600,351

Distributions to Shareholders

Distributions from net investment income		(780,922)	(7,298)
Distributions from net realized gains	+	(5,297)	—

Total distributions		($786,219)	($7,298)

Transactions in Fund Shares

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,624,874	$20,735,118	6,160,749	$73,353,144
Shares reinvested		59,114	786,219	634	7,200
Shares redeemed	+	(96,979)	(1,248,510)	(167,721)	(2,042,197)

Net transactions in fund shares		1,587,009	$20,272,827	5,993,662	$71,318,147

Shares Outstanding and Net Assets

		1/1/14-6/30/14		1/1/13-12/31/13
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,048,146	$76,507,905	54,484	$596,705
Total increase	+	1,587,009	25,006,042	5,993,662	75,911,200

End of period		7,635,155	$101,513,947	6,048,146	$76,507,905

Net investment income not yet distributed			$228,026		$780,275

10 See financial notes

 Schwab VIT Growth Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab VIT Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab exchange traded funds (“ETFs”) and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2014, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a

 11

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

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 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other

14

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a sharp rise in interest rates could cause the underlying fund’s share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

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 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

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 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2014, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	1.0%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.9%
Schwab International Small-Cap Equity ETF	1.3%
Schwab Emerging Markets Equity ETF	0.7%
Schwab U.S. REIT ETF	0.6%
Schwab U.S. TIPS ETF	0.2%
Schwab Intermediate-Term U.S. Treasury ETF	2.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2014.

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 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/14 to	01/01/14 to
Underlying Funds	at 12/31/13	Purchases	Sales	at 06/30/14	06/30/14	06/30/14	06/30/14

Schwab U.S. Large-Cap ETF	512,021	135,583	(448)	647,156	$30,306,315	($265)	$262,030
Schwab U.S. Small-Cap ETF	101,699	31,857	(7,478)	126,078	6,910,335	(831)	53,066
Schwab International Equity ETF	515,008	155,717	(15,434)	655,291	21,611,497	920	—
Schwab International Small-Cap Equity ETF	122,392	32,575	(6,804)	148,163	5,077,546	1,024	—
Schwab Emerging Markets Equity ETF	256,221	73,056	(17,701)	311,576	8,110,323	(21,678)	—
Schwab U.S. REIT ETF	150,302	35,065	(13,121)	172,246	6,092,341	(23,853)	62,543
Schwab U.S. TIPS ETF	10,065	2,947	(370)	12,642	704,160	(1,677)	3,162
Schwab Intermediate-Term U.S. Treasury ETF	61,338	21,343	(2,458)	80,223	4,263,050	(3,962)	22,148
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,178,000	117	—	2,178,117	2,178,117	—	143

Total					$85,253,684	($50,322)	$403,092

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2014, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$21,033,275	$2,555,319

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 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to Schwab VIT Growth Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable

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mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

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 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Barclays U.S. TIPS Index (Series-L), 5% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

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Notes

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	August 12, 2014